Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 436,826	$ 409,331	$ 446,163
Other comprehensive income (loss), net of tax:
Net change in fair value of cash flow hedges	[1]	11,994	24,666	(6,630)
Net change in fair value of available-for-sale securities	[2]	(978)	249	358
Net actuarial gain (losses) on defined benefit plan	[3]	1,679	(2,067)	(509)
Other comprehensive income (loss), net of tax		12,695	22,848	(6,781)
Comprehensive income		$ 449,521	$ 432,179	$ 439,382

[1]	Net of tax benefit (expense) of $651, $(7,053) and $2,627 for the fiscal years ended September 30, 2017, 2016 and 2015, respectively.
[2]	Net of tax (expense) benefit of $(4), $(1) and $5 for the fiscal years ended September 30, 2017, 2016 and 2015, respectively.
[3]	Net of tax (expense) benefit of $(697), $747 and $(81) for the fiscal years ended September 30, 2017, 2016 and 2015, respectively.